Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of intangible assets

	FIT contracts	BESS contracts	Total
Cost:
Balance, June 30, 2025	$18,900	$4,130	$23,030
Additions	-	-	-
Balance, June 30, 2026	$18,900	$4,130	$23,030

Accumulated amortization:
Balance, June 30, 2025 (Restated – note 2(e)(i))	$3,117	$646	$3,763
Amortization	1,392	19	1,411
Impairment (note 25)	132	616	748
Balance, June 30, 2026	$4,641	$1,281	$5,922
Net Book Value, June 30, 2026	$14,259	$2,849	$17,108

	FIT contracts	BESS contracts	Total
Cost:
Balance, June 30, 2024	$2,110	$-	$2,110
Additions from acquisition (note 19)	16,790	4,130	20,920
Balance, June 30, 2025	$18,900	$4,130	$23,030

Accumulated amortization:
Balance, June 30, 2024	$109	$-	$109
Amortization	1,471	-	1,471
Impairment (note 25)	6,766	646	7,412
Reallocation of impairment loss (note 2(e)(ii))	(5,229)	-	(5,229)
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$3,117	$646	$3,763
Net Book Value, June 30, 2025 (Restated – note 2(e)(ii))	$15,783	$3,484	$19,267